Loss Per Share	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 9:-   LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share attributed to the Ordinary shareholders for the periods presented:

	Six months ended June 30,
	2022	2021
Numerator:
Net loss attributable to the Company Ordinary Shares	$13,658	$10,127

Denominator:
Weighted average stock used in computing net loss per share attributed to Ordinary Shares, basic and diluted	101,321	82,829
Net loss per share attributable to Ordinary Shares, basic and diluted:	$(134.80)	$(122.26)

The potential Ordinary Shares that were excluded from the computation of diluted net loss per shares attributable to Ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six months ended June 30,
	2022	2021
	(Unaudited)
Restricted Ordinary Shares	13,869	32,361
Preferred Shares	279,723	279,723
Ordinary A Share	65,814	65,814
Warrant liability	37,829	35,429
SAFE	585,551	51,989
Outstanding share options	40,572	38,102
Total	1,023,358	503,418

NOTE 15:- LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share attributed to the Ordinary shareholders for the periods presented:

	Year ended December 31,
	2021	2020
Numerator:
Net loss attributable to the Company Ordinary shareholders	$53,484	$3,741

Denominator:
Weighted average stock used in computing net loss per share attributed to Ordinary shareholders, basic and diluted	87,487	65,639
Net loss per share attributable to Ordinary shareholders, basic and diluted:	$(611.33)	$(56.99)

The potential Ordinary shares that were excluded from the computation of diluted net loss per shares attributable to Ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2021	2020
Restricted Ordinary shares	23,116	41,608
Preferred shares	279,723	279,723
Common A share	65,814	65,814
Warrant liability	37,374	14,838
SAFE	51,989	8,448
Outstanding share options	40,892	32,533
Total	498,908	442,964

Moringa Acquisition Corp [Member]
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 8 — NET PROFIT (LOSS) PER SHARE:

The following table reflects the calculation of basic and diluted net profit (loss) per share (in dollars, except share amounts):

	Nine months ended September 30,		Three months ended September 30,
	2022	2021	2022	2021
Net profit (loss) for the period	$89,613	$(513,452)	$292,579	$(223,905)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	(692,750)	—	(520,023)	—
Net loss including Accretion	$(603,137)	$(513,452)	$(227,444)	$(223,905)

Class A ordinary shares subject to possible redemption:
Numerator:
Net loss including Accretion	$(466,919)	$(379,751)	$(176,076)	$(173,336)
Accretion	692,750	—	520,023	—
	$225,831	$(379,751)	$343,947	$(173,336)

Denominator:
weighted average number of shares	11,500,000	9,303,704	11,500,000	11,500,000

Basic and diluted net profit (loss) per Class A ordinary share subject to possible redemption	$0.02	$(0.04)	$0.03	$(0.02)

Non-redeemable Class A and B ordinary shares:
Numerator:
Net loss including Accretion	$(136,218)	$(133,701)	$(51,368)	$(50,569)

Denominator:
weighted average number of shares	3,355,000	3,443,296	3,355,000	3,355,000

Basic and diluted net loss per non-redeemable Class A and B ordinary share	$(0.04)	$(0.04)	$(0.02)	$(0.02)